CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 April 30, 2018


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:                  First Trust Series Fund
                (Registration Nos: 333-168727 and 811-22452)
            -----------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Series Fund (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 28 and under the Investment Company Act of 1940, as amended, Amendment No. 29 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust AQA(R) Equity Fund, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

      The only change to the Registrant's registration statement filed pursuant to Rule 485(b) of the 1933 Act on February 28, 2018 is the addition of the section entitled "Morgan Stanley Smith Barney LLC ("Morgan Stanley") Class A Sales Charge Waivers" in the prospectus and statement of additional information. Therefore, the Registrant respectfully requests selective review of the inclusion of the above referenced disclosure pursuant to the Securities and Exchange Commission's Division of Investment Management Guidance Update No. 2016-06 (December 2016).

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.


                                           Very truly yours,

                                           CHAPMAN AND CUTLER LLP


                                           By: /s/ Morrison C. Warren
                                               ------------------------------
                                                   Morrison C. Warren

Enclosures